Financing receivables - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Financing Receivables [Line Items]
Amount of nonaccrual status loan	¥ 5,855	¥ 40,565
Related allowance, recorded investment		35,721
Related allowance, total unpaid principal balance		38,103
Related allowance		¥ 2,693